Note 14 - Product Inventories - Schedule of Our Major Components of Product Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Product inventories	$ 28,823	$ 37,303
Concentrates
Inventory [Line Items]
Product inventories	13,328	21,513
Stockpiled ore
Inventory [Line Items]
Product inventories	7,168	6,869
In-process
Inventory [Line Items]
Product inventories	$ 8,327	$ 8,921